OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Definite-Lived Other Intangible Assets	Definite-lived other intangible assets:

	December 31,
	2019	2018
Original amounts:
Core technology	$577,692	$720,134
Customer relationships, backlog and distribution network	258,137	393,204
Trademarks	44,440	55,896
	880,269	1,169,234
Accumulated amortization:
Core technology	281,319	372,895
Customer relationships, backlog and distribution network	170,454	264,463
Trademarks	17,477	23,644
	469,250	661,002
Other intangible assets, net	$411,019	$508,232

Schedule of Estimated Amortization Expense	Estimated amortization expense:

For the year ended December 31,
2020	$107,543
2021	100,525
2022	81,351
2023	66,195
2024	50,110
Thereafter	5,295
$411,019